UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number    811-23477
                                    BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  December 31, 2021
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate
BNY Mellon Ultra Short Income ETF
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
Semiannual Report December 31, 2021
BNY Mellon Ultra Short Income ETF

Contents
The Fund
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 5
Statement of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 16
FOR MORE INFORMATION
Back Cover
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period August 9, 2021, through December 31, 2021, as provided by Stephen Murphy, CFA, and Anthony Honko, of Dreyfus Cash
Investment Strategies, a division of Mellon Investment Corporation, the
Sub-Adviser
Market and Fund Performance Overview
For the period from August 9, 2021, the fund’s inception, through
December 31, 2021, the BNY Mellon Ultra Short Income ETF
(the “fund”) produced a net asset value total return of -0.23%.

In
comparison, the ICE BofA Merrill Lynch 3-Month U.S. Treasury
Bill Index (the “Index”), the fund’s benchmark, returned 0.02%
for the same period.

Despite increasing inflationary pressures, short-term, fixed-
income yields remained near historically low levels due to
accommodative monetary policy from the U.S. Federal Reserve
(the “Fed”) in response to the COVID-19 pandemic. The fund
underperformed the Index largely as a result of its exposure to fixed corporate and securitized credit at a time of rising yields.
The Fund’s Investment Approach
The fund seeks high current income consistent with the
maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests in investment-grade,
U.S. dollar-denominated fixed, variable, and floating-rate debt or cash equivalents. The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund's duration may be longer than one year. The fund's portfolio, under normal market conditions, will have an average credit rating of at least A or equivalent.
The fund's portfolio managers seek to achieve what they
believe provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and producing high current income. To do so, the portfolio managers use a top-down
and bottom-up investment process and leverage the breadth
and depth of Dreyfus Cash Investment Strategies' research
resources. The portfolio managers focus on preservation of
principal and downside protection by proactively monitoring
issuer and counterparty risk and ensure appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.
Rising Yields Limit Fixed-Income Performance
During the months prior to the fund’s launch, fixed-income
markets experienced increasing inflationary pressures arising from pandemic-related, supply-chain bottlenecks and a tight
labor market. Inflation was also driven by money remaining in the economy from the massive government stimulus packages
passed in response to pandemic. These inflationary pressures drove bond yields higher, causing bond prices to decline (bond yields and prices typically move in opposite directions). While the
Fed opined, throughout most of 2021, that inflation was likely to prove transitory, these overriding market dynamics remained in place throughout the reporting period.
In September 2021, the Fed’s tone shifted, as members indicated a willingness to consider reducing accommodative policies sooner rather than later due to the unexpected level and persistence of inflationary forces affecting the economy. As inflationary pressures continued to mount, Fed rhetoric grew increasingly hawkish. In November, the Fed used the word “transitory”
when describing inflation. At the same time, the Fed forecast a possible end to their asset purchase program as early as June
2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed revised their estimate of an end to quantitative easing in March 2022, leading the market to widely anticipate multiple hikes in 2022. Such a move would represent a significant rise in interest rates, particularly affecting the short end of yield curve. Nevertheless, while the Fed resisted more aggressive and immediate action, credit spreads continued
to trade near historical lows, with only modest widening in the
1-to-3-year space on expectations of less accommodative policy.
Duration and Fixed-Credit Exposure Detract from
Fund Performance
The fund’s exposure to the 1-to-3-year part of yield curve through investments in fixed-credit securities detracted from performance relative to the Index. The fund’s weakest performers were
corporate fixed instruments, which were undermined by slight credit-spread widening due to the upward movement of yields in the 2-to-3-year space. Holdings of securitized instruments also detracted from relative returns, albeit to a lesser degree due to their slightly shorter average duration.
Conversely, the fund’s relative performance benefited from
substantial exposure to money market securities, particularly commercial paper, due to very short duration of those securities.
Performance also benefited from a moderate allocation to
floating-rate, corporate bonds, and from the shortening of the fund’s average duration toward the end of the period.
Seeing Challenges and Opportunities in a
Tightening Environment
As of the end of the period, we see few signs of easing in the inflationary trends that challenge the fixed-income market.
Accordingly, we expect the Fed to tighten monetary policy
in 2022 as it attempts to balance its mandate of restraining inflation against the risk of hobbling the economy through
overly aggressive rate increases. While such an environment is likely to slightly hinder fund performance in the short term, we believe that a less accommodative monetary policy, rising rates and widening credit spreads are also likely to create attractive investment opportunities in the corporate bond market.
Currently, the fund holds its largest position in commercial paper, a moderate position in corporate fixed securities, a
smaller but growing position in floating-rate corporates, and its smallest position in securitized holdings. We continue to look for opportunities to swap fixed-rate exposure for floating-rate instruments, and to further reduce duration where advantageous.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
We remain committed to managing the fund to provide liquidity as needed, while working to reduce interest-rate exposure in the face of the prevailing tightening cycle.
January 18, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: FactSet - The ICE BofA Merrill Lynch 3-Month Treasury Bill Index is an
unmanaged market index of US Treasury securities maturing in 90 days that assumes reinvestment of all income. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period August 11, 2021 (commencement of operations) to
December 31, 2021. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 143/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365. The actual ending account value is based on the actual total return of the fund for the period, after actual expenses and will differ from the hypothetical ending account value which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses.
For the six months ended December 31, 2021
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon Ultra Short Income ETF 1,000.00 1,000.00 997.70 1,024.60 0.47 0.61 0.12

STATEMENT OF INVESTMENTS
December 31, 2021 (Unaudited)
BNY Mellon Ultra Short Income ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 9.4%
Drive Auto Receivables Trust, Series 2021-2,
Class A3, 0.35%, 3/17/2025 300,000 299,211
Ford Credit Auto Lease Trust, Series 2021-B,
Class A4, 0.40%, 12/15/2024 350,000 346,354
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A, 3.06%, 4/15/2026 300,000 312,814
GMF Floorplan Owner Revolving Trust, Series
2020-1, Class A, 0.68%, 8/15/2025
(a)
300,000 298,742
Honda Auto Receivables Owner Trust, Series
2021-3, Class A3, 0.41%, 11/18/2025 350,000 346,417
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A4, 0.48%, 9/15/2025
(a)
350,000 346,138
Kubota Credit Owner Trust, Series 2020-1A,
Class A4, 2.26%, 7/15/2026
(a)
300,000 306,114
Oscar US Funding XII LLC, Series 2021-1A, Class
A3, 0.70%, 4/10/2025
(a)
300,000 298,548
Total Asset-Backed Securities (cost
$2,581,934) 2,554,338
Commercial Paper – 50.9%
ABS Finance Ltd., 0.20%, 8/01/2022
(b)
750,000 749,991
Australia & New Zealand Banking Group Ltd.,
0.33%, 11/08/2022
(b)
750,000 747,478
Bank of Nova Scotia (The), 0.19%, 7/28/2022
(b)
500,000 499,030
BPCE SA, 0.35%, 11/08/2022
(b)
750,000 747,016
Canadian Imperial Bank of Commerce, 0.19%,
8/12/2022
(b)
750,000 748,306
Collateralized Commercial Paper V Co., LLC,
0.15%, 2/28/2022
(b)
750,000 749,764
Cooperatieve Rabobank U.A., 0.16%,
5/06/2022
(b)
750,000 749,535
DBS Bank Ltd., 0.13%, 2/01/2022
(b)
700,000 699,938
Landesbank Baden-Wurttemberg, 0.16%,
2/04/2022
(b)
750,000 749,921
LMA S.A. / LMA Americas LLC, 0.14%,
2/09/2022
(b)
750,000 749,879
Mitsubishi UFJ Trust and Banking Corp., 0.15%,
2/10/2022
(b)
750,000 749,909
National Bank of Canada, 0.14%, 2/18/2022
(b)
750,000 749,874
Sheffield Receivables Co. LLC, 0.15%,
2/08/2022
(b)
300,000 299,954
Skandinaviska Enskilda Banken AB, 0.17%,
5/02/2022
(b)
750,000 749,426
Societe Generale North America, Inc., 0.36%,
11/07/2022
(b)
750,000 746,573
Starbird Funding Corp., 0.27%, 4/20/2022
(b)
250,000 249,803
Svenska Handelsbanken AB, 0.15%,
6/09/2022
(b)
850,000 849,150
Swedbank AB, 0.15%, 4/04/2022
(b)
800,000 799,670
United Overseas Bank Ltd., 0.25%, 6/10/2022
(b)
800,000 798,937
Westpac Securities NZ Ltd., 0.17%, 5/05/2022
(b)
750,000 749,563
Total Commercial Paper (cost $13,936,898) 13,933,717
Corporate Bonds – 37.8%
Auto Manufacturers – 3.3%
American Honda Finance Corp., 2.90%,
2/16/2024 300,000 311,397
BMW US Capital LLC, 0.43% (3 Month SOFR +
0.38%), 8/12/2024
(a)(c)
300,000 300,908
Toyota Motor Credit Corp., 0.50%, 6/18/2024 300,000 295,728
908,033
Banks – 18.1%
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 366,430
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 37.8% (continued)
Banks – 18.1% (continued)
Bank of America Corp., 0.59% (3 Month BSBY +
0.43%), 5/28/2024
(c)
300,000 300,152
Bank of Montreal, 0.40% (3 Month SOFR +
0.35%), 12/08/2023
(c)
350,000 350,190
Canadian Imperial Bank of Commerce, 0.45% (3
Month SOFR + 0.40%), 12/14/2023
(c)
300,000 299,917
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 310,913
Credit Suisse Group AG, 3.57%, 1/09/2023
(a)
750,000 750,214
Goldman Sachs Group, Inc. (The), 3.63%,
1/22/2023 750,000 772,589
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 296,484
PNC Financial Services Group, Inc. (The), 3.50%,
1/23/2024 300,000 314,268
Royal Bank of Canada, 2.55%, 7/16/2024 300,000 310,126
Sumitomo Mitsui Financial Group, Inc., 0.51%,
1/12/2024 300,000 296,709
UBS AG, 0.45%, 2/09/2024
(a)
300,000 295,619
Westpac Banking Corp., 0.35% (3 Month SOFR +
0.30%), 11/18/2024
(c)
300,000 299,814
4,963,425
Beverages – 1.1%
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 298,489
298,489
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 314,766
Charles Schwab Corp. (The), 0.55% (3 Month
SOFR + 0.50%), 3/18/2024
(c)
350,000 351,309
666,075
Insurance – 1.2%
American International Group, Inc., 4.13%,
2/15/2024 300,000 318,711
318,711
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 0.45%,
9/14/2023 300,000 298,755
298,755
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 297,212
297,212
Pharmaceuticals – 3.4%
AbbVie, Inc., 2.60%, 11/21/2024 300,000 311,472
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 297,751
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 314,013
923,236
Pipelines – 1.3%
Enbridge, Inc., 0.45% (3 Month SOFR + 0.40%),
2/17/2023
(c)
350,000 350,107
350,107
Retail – 1.1%
Walmart, Inc., 2.85%, 7/08/2024 300,000 313,658
313,658
Software – 1.1%
Salesforce.com, Inc., 0.63%, 7/15/2024 300,000 297,376
297,376
Telecommunications – 2.6%
AT&T, Inc., 0.69% (3 Month SOFR + 0.64%),
3/25/2024
(c)
350,000 350,120

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $3,570,110 or 13.04% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of December 31, 2021.
See Notes to Financial Statements
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 37.8% (continued)
Telecommunications – 2.6% (continued)
Verizon Communications, Inc., 0.55% (3 Month
SOFR + 0.50%), 3/22/2024
(c)
350,000 351,469
701,589
Total Corporate Bonds (cost $10,431,225) 10,336,666
Negotiable Bank Certificates of Deposit – 1.8%
Nordea Bank Abp , 0.19%, 9/19/2022 500,000 499,560
Total Negotiable Bank Certificates of Deposit
(cost $500,000) 499,560
Shares
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $11,989) 11,989 11,989
Total Investments (cost $27,462,046) 99.9% 27,336,270
Cash and Receivables (Net) 0.1% 39,833
Net Assets 100.0% 27,376,103
BSBY—Bloomberg Short-Term Bank Yield Index
SOFR—Secured Overnight Financing Rate
Description
Value
8/09/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
12/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 17,531,643 (17,519,654) — — 11,989 0.0 12
Total — 17,531,643 (17,519,654) — — 11,989 0.0 12
1
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 83.8
Consumer, Non-cyclical 4.5
Consumer, Cyclical 4.4
Communications 2.6
Industrial 2.2
Energy 1.3
Technology 1.1
Registered Investment Companies 0.0
99.9
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
December 31, 2021
space
See Notes to Financial Statements
Assets ($):
Investments in securities—See Statement of Investments
†
: –
Unaffiliated issuers 27,324,281
Affiliated issuers 11,989
Interest receivable 59,979
Dividends receivable 2
27,396,251
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 2,922
Distributions payable—Note 2(e) 17,226
20,148
Net Assets ($) 27,376,103
Composition of Net Assets ($):
Paid-in capital 27,510,666
Total distributable earnings (loss) (134,563)
Net Assets ($) 27,376,103
Shares outstanding no par value (unlimited shares authorized): 550,001
Net asset value per share 49.77
Market price per share 49.77
†
Investments at cost ($)
Unaffiliated issuers 27,450,057
Affiliated issuers 11,989

STATEMENT OF OPERATIONS
(Unaudited)
For the Period from August 11, 2021 (commencement of operations) to December 31, 2021 space
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 12
Interest 73,721
Total Income 73,733
Expenses:
Management fees—Note 3(a) 13,153
Total Expenses 13,153
Investment Income—Net 60,580
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (8,841)
Net change in unrealized appreciation (depreciation) on investments (125,776)
Net Realized and Unrealized Gain (Loss) on Investments (134,617)
Net Increase (Decrease) in Net Assets Resulting from Operations (74,037)

STATEMENT OF CHANGES IN NET ASSETS
space
See Notes to Financial Statements
For the Period from
August 11, 2021
(a)
to
December 31, 2021
(Unaudited)
Operations ($):
Investment income—net 60,580
Net realized gain (loss) on investments (8,841)
Net change in unrealized appreciation (depreciation) on investments (125,776)
Net Increase (Decrease) in Net Assets Resulting from Operations (74,037)
Distributions ($):
Distributions to shareholders (60,526)
Beneficial Interest Transactions ($):
Proceeds from shares sold 29,999,537
Cost of shares redeemed (2,488,871)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 27,510,666
Total Increase (Decrease) in Net Assets 27,376,103
Net Assets ($):
Beginning of Period —
End of Period 27,376,103
Changes in Shares Outstanding:
Shares sold 600,001
Shares redeemed (50,000)
Net Increase (Decrease) in Shares Outstanding 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
August 11, 2021
(a)
to December 31,
2021  (Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Investment income—net
(b)
0.11
Net realized and unrealized gain (loss) on investments (0.23)
Total from Investment Operations (0.12)
Distributions:
Dividends from investment income—net (0.11)
Net asset value, end of period 49.77
Market price, end of period
(c)
49.77
Net Asset Value Total Return (%)
(d)
(0.23)
Market Price Total Return (%)
(d)
(0.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12
(e)
Ratio of net investment income to average net assets 0.55
(e)
Portfolio Turnover Rate
(f)
16.00
Net Assets, end of period ($ x 1,000) 27,376
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of thirteen series, including BNY Mellon
Ultra Short Income ETF (the “fund”). The fund had no
operations until August 9, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as the fund’s investment adviser. Dreyfus Cash Investment
Strategies, a division of Mellon Investments Corporation (the
“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and
an affiliate of the Adviser, serves as the fund’s sub-investment adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned
subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or
“fund’s Shares.” The fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike
conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. The fund’s an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. The fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The fund’s maximum exposure under these
arrangements is unknown. The fund does not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an
exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices
(as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Overnight and certain other
short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates
value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons
designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.
Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of December 31,
2021 in valuing the fund’s investments:
Fair Value Measurements
(b)  Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as
general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely
affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and
events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Recent examples include pandemic risks related to COVID-19
and aggressive measures taken world-wide in response by
governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have
contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has
had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,554,338 — 2,554,338
Commercial Paper — 13,933,717 — 13,933,717
Corporate Bonds — 10,336,666 — 10,336,666
Negotiable Bank Certificates of
Deposit — 499,560 — 499,560
Investment Companies 11,989 — — 11,989
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
prolonged period of global economic slowdown. To the extent
the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse
developments affecting those countries, companies, industries or sectors.
The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(e) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from investment income-net monthly. Income
dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make
distributions on a more frequent basis to comply with the
distribution requirements of the Internal Revenue Code of
1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On December 28, 2021, the Board declared a cash dividend of
$0.03132 per share from investment income-net, payable on
January 4, 2022 to Common shareholders of record as of the
close of business on December 30, 2021. The ex-dividend date was December 29, 2021.
(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity for the purpose of
determining such qualification.
As of and during the period ended December 31, 2021, the
funds did not have any liabilities for any uncertain tax positions.
The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2021, the fund did not incur any interest or penalties.
(g) New Accounting Pronouncement: In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update
2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-
01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London
Interbank Offered Rate (“LIBOR”) and other Interbank Offered
Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is
effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through
December 31, 2022. Management is evaluating the impact of
ASU 2020-04 and ASU 2021-01 on the fund’s investments,
derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Fees payable by the fund pursuant to the provisions of a management agreement with the Adviser are payable monthly,
computed at an annual rate of 0.12% of the value of the fund’s average daily net assets. The fund’s management agreement
provides that the Adviser will pay substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding
shareholder meetings, fees and expenses associated with the
fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2021, there were no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as the
fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which the fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition,

pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The Adviser will pay a monthly sub advisory fee to the Sub-
Adviser at the annual rate of 0.06% of the value of the fund’s average daily net assets. The adviser, and not the fund, pays the
Sub-Adviser fee rate.
(b) The fund has an arrangement with the custodian whereby
the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser,
LLC” in the Statement of Assets and Liabilities consist of:
management fees of $2,922.
(c) Each Board member serves as a Board member of the fund
within the Trust. Annual retainer fees and attendance fees are allocated to the fund based on net assets.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including
paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, amounted to $15,360,720 and
$1,839,309, respectively.
At December 31, 2021, accumulated net unrealized
depreciation on investments was $125,776, consisting of gross unrealized appreciation of $1,892 and gross depreciation of
$127,668.
At December 31, 2021, the cost of investments for federal
income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of the fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in
capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2021, the fund had no in-kind transactions.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held May 17, 2021, the Board of Trustees of
the Trust (the “Board”) evaluated proposals to approve the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
pursuant to which the Adviser will provide the BNY Mellon Ultra
Short Income ETF (the “fund”), which commenced operations
during the period covered by this Semiannual Report, with
investment advisory and administrative services, and the Sub-
Investment Advisory Agreement (together, the "Agreements"),
pursuant to which Dreyfus Cash Investment Strategies, a division of Mellon Investments Corporation (the "Sub-Adviser"), an
affiliate of the Adviser, will provide day-to-day management of the fund’s investments. The Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-
traded fund and the experience and expertise of the Sub-Adviser with exchange-traded funds.
The Board considered the portfolio management resources,
structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing the
fund’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the fund had not yet commenced operations, the Board
was not able to review the fund’s performance. The Board
discussed with representatives of the Adviser and the Sub-
Adviser the proposed portfolio management team and the
investment strategy to be employed in the management of the
fund's assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and its affiliates, including the
Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through
review of comparative information with respect to fees paid
by similar funds – i.e., actively managed ultra short bond
exchange-traded funds. The Board reviewed the universe of
similar exchange-traded funds for the fund based upon data
independently obtained from Broadridge Financial Solutions,
Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense
ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the
fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2022 BNY Mellon Securities Corporation
4862SA1221
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Dreyfus Cash Investment Strategies, a division of
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Ultra Short Income ETF BKUI

Item 1. Reports to Stockholders (cont.).
(b)   Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.
(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        BNY Mellon ETF Trust

By (Signature and Title)*   /s/ David J. DiPetrillo

                                           David DiPetrillo, President
                                                (Principal Executive Officer)

Date            02/22/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David J. DiPetrillo
                                           David DiPetrillo, President
                                                (Principal Executive Officer)

Date            02/22/2022

By (Signature and Title)*   /s/ James Windels
                                           James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date            02/22/2022

*
Print the name and title of each signing officer under his or her signature.